Accounts receivable, net	12 Months Ended
Sep. 30, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable, net, consist of the following:

	September 30, 2024	September 30, 2023

Accounts receivable - third parties	$2,188,613	$1,685,488
Less: allowance for credit losses	(75,931)	(302,084)
Total accounts receivable, net	$2,112,682	$1,383,404

Movements of allowance for credit losses are as follows:

	September 30, 2024	September 30, 2023

Beginning balance	$302,084	$272,029
(Reversal) Addition	(231,966)	38,128
Exchange rate effect	5,813	(8,073)
Ending balance	$75,931	$302,084